Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2017
Research and development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Non-current R&D incentives receivables	€64,001	€54,188	€49,384
Current R&D incentives receivables	11,782	10,154	9,161
Total R&D incentives receivables	€75,783	€64,342	€58,545

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2017 Maturity date
	2019	2020	2021	2022	2023-2027	Total
	(Euro, in thousands)
French non-current R&D incentives receivables - nominal value	€8,622	€9,340	€10,025			€27,986
French non-current R&D incentives receivables - discounted value	8,622	9,340	10,025			27,986
Belgian non-current R&D incentives receivables - nominal value	2,520	3,398	4,009	€4,863	€21,562	36,353
Belgian non-current R&D incentives receivables - discounted value	2,520	3,398	4,009	4,863	21,224	36,015
Total non-current R&D incentives receivables - nominal value	€11,141	€12,738	€14,034	€4,863	€21,562	€64,339
Total non-current R&D incentives receivables - discounted value	€11,141	€12,738	€14,034	€4,863	€21,224	€64,001